Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
SHAREHOLDERS' DEFICIT
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, authorized shares	100,000,000	100,000,000
Common stock, issued shares	1,663,169	1,000,383
Common stock, outstanding shares	1,663,169	1,000,383